Relationship with Parent and related entities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Relationship with Parent and related entities
Relationship with Parent and related entities

21.  Relationship with Parent and related entities

Allocation of general corporate expenses

Historically, the Company has been managed and operated with the assistance of personnel employed by Glencore Australia Holdings Pty Limited (“Glencore Australia Holdings”), a wholly owned subsidiary of the Parent. Accordingly, certain shared costs have been recharged to the Company and reflected as expenses in the unaudited interim condensed financial statements. Management believes the allocation methodologies are a reasonable reflection of the utilization of services provided to or the benefits received by the Company during the periods presented. The expenses reflected in the unaudited interim condensed statement of profit or loss and other comprehensive income may not be indicative of expenses that will be incurred by the Company in the future.

Glencore Australia Holdings provides certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, and other corporate departments.

Centralized cash management

Glencore Australia Holdings has a centralized cash management arrangement where, on a periodic basis, excess cash balances with certain affiliated entities including Cobar are swept to Glencore Australia Holdings and mixed with cash from other affiliated entities. Cobar also participates in Glencore Australia Holdings notional cash pooling arrangements with Commonwealth Bank of Australia (the “Group Limit Facility”). This permits individual bank accounts participating in the Group Limit Facility to be overdrawn as long as consolidated funds across the entire Group Limit Facility is net positive. For purpose of the financial statements, cash only included dedicated bank accounts in the legal name of Cobar.

Loans with related parties

All transactions and balances between Cobar and the Parent during the period prior to the carve-out, which were not historically settled in cash, were considered to be effectively settled in cash in the unaudited interim condensed financial statements at the time the transaction was recorded. The total net effect of the settlement of these transactions between Cobar and the Parent were reflected in the unaudited interim condensed statement of cash flows as “Net transactions with the Parent” as financing activity and in the unaudited interim condensed statement of financial position and the interim condensed statement of changes in equity as “Parent net investment”.

Cobar’s equity balance represents share capital, retained earnings and Parent net investment. Parent net investment represents the cumulative investment by the Parent in Cobar through the transaction date. Subsequent movements in the Glencore Investment tax loan and Glencore Australia Holdings working capital loan have been included within Parent net investment.

Sales to Glencore International AG

The Company sells copper concentrate (which includes silver) produced exclusively to Glencore International AG, the revenue and cost of goods sold in the interim condensed statement of profit and loss and other comprehensive income reflect the sale of this copper concentrate with Glencore International AG. These are recognized within trade receivables from related entities in the unaudited interim condensed statement of financial position.

Parent net investment

As discussed in the basis of presentation in note 2, Parent net investment is primarily impacted by contributions from Glencore Australia Holdings as a result of treasury activities and net funding provided by or distributed to Glencore Australia Holdings. The Parent net investment is not distributable. All significant intercompany transactions between the Company and the Parent have been considered to be forgiven at the time the purchase and sale of Cobar is completed and are recorded and reflected as a net decrease in Parent net investment. The components of Parent net investment include movements to net transactions with the Parent as detailed below for the three months ended March 31, 2023 and 2022:

	Three months ended March 31
US$thousand	2023	2022
Parent net investment
At January 1	$162,467	$135,797
Glencore Investment tax loan	1,370	10,220
Glencore Australia Holdings working capital	(10,397)	(21,269)
Uncertain tax position	1,256	5,019
Net transactions with Parent	(7,771)	(6,030)
At March 31	$154,696	$129,767

Glencore Investment tax loan

The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment Pty Limited (“Glencore Investment”), a subsidiary of the Parent, is the head company. Tax payments from companies within tax consolidated group, including the Company, are made by Glencore Investment and settled through intercompany loans.

Glencore Australia Holdings working capital

The Company is party to an intercompany facility agreement with Glencore Australia Holdings which provides liquidity and cash management to the Company on an as needed basis. Glencore Australia Holdings has provided a letter of support to support the Company’s operations for a period of 12 months from the date of issuance of the financial statements while the Company remains a wholly owned subsidiary of the Parent.

Uncertain tax position

As noted above, the Company is part of the Glencore Investment tax consolidated group and the uncertain tax provision movements are booked through intercompany loans. The movements in the uncertain tax provision are non-cash. See note 9 for details on uncertain tax position movements.

Uncertain tax position

The loans are booked through Parent net investment as they form part of the capital structure of the Company as they represent an investment into the business by the Parent and related parties of the Company.

Related party transactions

		Purchases of	Trade receivables	Trade payables
	Sales of goods	goods and	due from related	due to related
US$ thousand	and services	services	parties	parties
Glencore International AG
2023	$65,227	$—	$—	$994
2022	76,516	—	9,052	—
Glencore Australia Oil Pty Limited
2023	—	(1,299)	—	460
2022	—	(1,202)	—	545
Glencore Australia Holdings Pty Limited
2023	—	(299)	—	—
2022	—	(246)	—	—
Other related parties
2023	—	(369)	—	266
2022	—	(331)	—	254

In the normal course of business, the Company enters into various arm’s length transactions with related parties including fixed and floating price commitments to sell and to purchase commodities, forward sale and purchase contracts.

Remuneration of key management personnel

Glencore Australia Holdings provides key management personnel services to the Company. The Company has not had a separate management team during the three months ended March 31, 2023 and the three months ended March 31, 2022. Key management personnel include the General Manager of the CSA mine.

The Company pays a portion of overheads and key management personnel fees to Glencore Australia Holdings (see allocation of general corporate expenses above).

22.	Relationship with Parent and related entities

Allocation of general corporate expenses

Historically, the Company has been managed and operated with the assistance of personnel employed by Glencore Australia Holdings Pty Limited (“Glencore Australia Holdings”), a wholly owned subsidiary of the Parent. Accordingly, certain shared costs have been recharged to the Company and reflected as expenses in the financial statements. Management believes the allocation methodologies are a reasonable reflection of the utilization of services provided to or the benefits received by the Company during the periods presented. The expenses reflected in the statement of profit or loss and other comprehensive income may not be indicative of expenses that will be incurred by the Company in the future.

Glencore Australia Holdings provides certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, and other corporate departments.

Centralized cash management

Glencore Australia Holdings has a centralized cash management arrangement where, on a periodic basis, excess cash balances with certain affiliated entities including Cobar are swept to Glencore Australia Holdings and mixed with cash from other affiliated entities. Cobar also participates in Glencore Australia Holdings notional cash pooling arrangements with Commonwealth Bank of Australia (the Group Limit Facility). This permits individual bank accounts participating in the Group Limit Facility to be overdrawn as long as consolidated funds across the entire Group Limit Facility is net positive. For purpose of the financial statements, cash only included dedicated bank accounts in the legal name of Cobar.

Loans with related parties

All transactions and balances between Cobar and the Parent during the period prior to the carve-out, which were not historically settled in cash, were considered to be effectively settled in cash in the financial statements at the time the transaction was recorded. The total net effect of the settlement of these transactions between Cobar and the Parent were reflected in the statement of cash flows as “Net transactions with the Parent” as financing activity and in the statement of financial position and the statement of changes in equity as “Parent net investment”.

Cobar’s equity balance represents share capital, retained earnings and Parent net investment. Parent net investment represents the cumulative investment by the Parent in Cobar through the transaction date. Subsequent movements in the Glencore Investment tax loan and Glencore Australia Holdings working capital loan have been included within Parent net investment.

Sales to Glencore International AG

The Company sells copper concentrate (which includes silver) produced exclusively to Glencore International AG, the revenue and cost of goods sold in the statement of profit or loss and other comprehensive income reflect the sale of this copper concentrate with Glencore International AG. These are recognized within trade receivables from related entities in the statement of financial position.

22.	Relationship with Parent and related entities (Continued)

Parent net investment

As discussed in the basis of preparation in note 2, Parent net investment is primarily impacted by contributions from Glencore Australia Holdings as a result of treasury activities and net funding provided by or distributed to Glencore Australia Holdings. The Parent net investment is not distributable. All significant intercompany transactions between the Company and the Parent have been considered to be forgiven at the time the purchase and sale of Cobar is completed and are recorded and reflected as a net (decrease)/ increase in Parent net investment. The components of Parent net investment include movements to net transactions with the Parent as detailed below:

US$ thousand	2022	2021
Parent net investment As at January 1	135,797	309,998
Glencore Investment tax loan	8,629	19,461
Glencore Australia Holdings working capital	5,646	(74,816)
Uncertain tax position	12,395	(118,846)
Net transactions with Parent	26,670	(174,201)
As at December 31	162,467	135,797

Glencore Investment tax loan

The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment, a subsidiary of the Parent, is the head company (see note 2.15). Tax payments from companies within the tax consolidated group, including the Company, are made by Glencore Investment and settled through intercompany loans.

Glencore Australia Holdings working capital

The Company is party to an intercompany facility agreement with Glencore Australia Holdings which provides liquidity and cash management to the Company on an as needed basis. Glencore Australia Holdings has provided a letter of support to support the Company’s operations for a period of 12 months from the date of issuance of the financial statements while the Company remains a wholly owned subsidiary of the Parent.

Uncertain tax position

As noted above, the Company is part of the Glencore Investment tax consolidated group and the uncertain tax provision movements are booked through intercompany loans. The movements in the uncertain tax provision are non-cash. See note 9 for details on uncertain tax position movements. The loans are booked through Parent net investment as they form part of the capital structure of the Company as they represent an investment into the business by the Parent and related parties of the Company.

22.	Relationship with Parent and related entities (continued)

Related party transactions and balances

		Purchases of	Trade receivables	Trade payables
	Sales of goods	goods and	due from	due to related
US$ thousand	and services	services	related parties	parties
Glencore International AG
2022	219,705	—	9,052	—
2021	273,380	—	2,551	—
Glencore Australia Oil Pty Limited
2022	—	(5,385)	—	(545)
2021	—	(4,349)	—	(421)
Glencore Australia Holdings Pty Limited
2022	—	(1,306)	—	—
2021	—	(1,443)	—	—
Other related parties
2022	—	(1,501)	—	(254)
2021	—	(1,326)	—	(231)

In the normal course of business, the Company enters into various arm’s length transactions with related parties including fixed and floating price commitments to sell and to purchase commodities, forward sale and purchase contracts.

Remuneration of key management personnel

Glencore Australia Holdings provides key management personnel services to the Company. The Company has not had a separate management team during the years ended December 31, 2022 and 2021. Key management personnel include the General Manager of the CSA mine.

The Company pays a portion of overheads and key management personnel fees to Glencore Australia Holdings (see allocation of general corporate overheads above).

22.	Relationship with Parent and related entities

Allocation of general corporate expenses

Historically, the Company has been managed and operated with the assistance of personnel employed by Glencore Australia Holdings Pty Limited (“Glencore Australia Holdings”), a wholly owned subsidiary of the Parent. Accordingly, certain shared costs have been recharged to the Company and reflected as expenses in the financial statements. Management believes the allocation methodologies are a reasonable reflection of the utilization of services provided to or the benefits received by the Company during the periods presented. The expenses reflected in the statement of profit or loss and other comprehensive income may not be indicative of expenses that will be incurred by the Company in the future.

Glencore Australia Holdings provides certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, and other corporate departments.

Centralized cash management

Glencore Australia Holdings has a centralized cash management arrangement where, on a periodic basis, excess cash balances with certain affiliated entities including Cobar are swept to Glencore Australia Holdings and mixed with cash from other affiliated entities.. Cobar also participates in Glencore Australia Holdings notional cash pooling arrangements with Commonwealth Bank of Australia (the Group Limit Facility). This permits individual bank accounts participating in the Group Limit Facility to be overdrawn as long as consolidated funds across the entire Group Limit Facility is net positive. For purpose of the financial statements, cash only included dedicated bank accounts in the legal name of Cobar, Acelight and Isokind.

Loans with related parties

All transactions and balances between Cobar and the Parent during the period prior to the carve-out, which were not historically settled in cash, were considered to be effectively settled in cash in the financial statements at the time the transaction was recorded. The total net effect of the settlement of these transactions between Cobar and the Parent were reflected in the statement of cash flows as “Net transactions with the Parent” as financing activity and in the statement of financial position and the statement of changes in equity as “Parent net investment”.

Cobar’s equity balance represents share capital, retained earnings and Parent net investment. Parent net investment represents the cumulative investment by the Parent in Cobar through the transaction date. Subsequent movements in the Glencore Investment tax loan and Glencore Australia Holdings working capital loan have been included within Parent net investment.

Sales to Glencore International AG

The Company sells copper concentrate (which includes silver) produced exclusively to Glencore International AG, the revenue and cost of goods sold in the statement of profit or loss and other comprehensive income reflect the sale of this copper concentrate with Glencore International AG. These are recognized within trade receivables from related entities in the statement of financial position.

Parent net investment

As discussed in the basis of preparation in note 2, Parent net investment is primarily impacted by contributions from Glencore Australia Holdings as a result of treasury activities and net funding provided by or distributed to Glencore Australia Holdings. The Parent net investment is not distributable. All significant intercompany transactions between the Company and the Parent have been considered to be forgiven at the time the purchase and sale of Cobar is completed and are recorded and reflected as a net (decrease)/increase in Parent net investment. The components of Parent net investment include movements to net transactions with the Parent as detailed below:

US$thousand	2021	2020
Parent net investment
At January 1	309,998	266,976
Glencore Investment tax loan	19,461	7,908
Glencore Australia Holdings working capital	(74,816)	6,402
Uncertain tax position	(118,846)	28,712
Net transactions with Parent	(174,201)	43,022
At December 31	135,797	309,998

Glencore Investment tax loan

The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment Pty Limited (“Glencore Investment”), a subsidiary of the Parent, is the head company (see note 2.16). Tax payments from companies within tax consolidated group, including the Company, are made by Glencore Investment and settled through intercompany loans.

Glencore Australia Holdings working capital

The Company is party to an intercompany facility agreement with Glencore Australia Holdings which provides liquidity and cash management to the Company on an as needed basis.

Uncertain tax position

As noted above, the Company is part of the Glencore Investment tax consolidated group and the uncertain tax provision movements are booked through intercompany loans. The movements in the uncertain tax provision are non-cash. See note 10 for details on uncertain tax position movements. The loans are booked through Parent net investment as they form part of the capital structure of the Company as they represent an investment into the business by the Parent and related parties of the Company.

Related party transactions

	Sales of	Purchases of	Trade receivables	Trade payables
	goods and	goods and	due from	due to related
US$thousand	services	services	related parties	parties
Glencore International AG
2021	273,380	—	2,551	—
2020	202,183	—	8,861	—
January 1, 2020			6,718	—
Glencore Australia Oil Pty Limited
2021	—	(4,349)	—	(421)
2020	—	(5,969)	—	—
January 1, 2020			—	—
Glencore Australia Holdings Pty Limited
2021	—	(1,443)	—	—
2020	—	(2,768)	—	—
January 1, 2020			—	—
Other related parties
2021	—	(1,326)	—	(231)
2020	—	(1,017)	—	—
January 1, 2020			—	(481)

In the normal course of business, the Company enters into various arm’s length transactions with related parties including fixed and floating price commitments to sell and to purchase commodities, forward sale and purchase contracts.

Remuneration of key management personnel

Glencore Australia Holdings provides key management personnel services to the Company. The Company has not had a separate management team during the years ended December 31, 2021 and 2020. Key management personnel include the General Manager of the CSA mine.

The Company pays a portion of overheads and key management personnel fees to Glencore Australia Holdings (see allocation of general corporate overheads above).